Commitments and Contingencies (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
Cash fees and legal costs	$ 132,000
Warrants issued	246,000
Total deferred financing fees	378,000
Amortization - 2015	(34,000)
Net deferred financing fees, December 31, 2015	344,000
Less: Current Portion	(228,000)
Long Term Portion	$ 116,000